Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		January 31, 2022

Shares	COMMON STOCKS - 98.88%	Value
	Administrative and Support Services - 3.02%
10,000	BGSF, Inc.	$136,100
12,548	Hudson Global, Inc. (a)	374,934
		511,034
	Auto Parts & Equipment - 1.03%
22,500	Commercial Vehicle Group, Inc. (a)	174,150
		174,150
	Biotechnology - 1.33%
9,000	Opiant Pharmaceuticals, Inc. (a)	224,910
		224,910
	Business Services - 11.99%
60,000	CynergisTek, Inc. (a)	81,000
42,000	DLH Holdings Corp. (a)	787,920
25,000	Information Services Group, Inc.	161,500
10,000	Intrusion, Inc. (a)	33,200
10,500	Issuer Direct Corp. (a)	329,910
110,000	Medicine Man Technologies, Inc. (a)	157,300
5,000	Transcat, Inc. (a)	474,550
		2,025,380
	Chemical & Related Products - 2.98%
37,000	Flexible Solutions International, Inc. - ADR (a)(d)	126,540
27,932	Northern Technologies International Corp.	377,082
		503,622
	Chemical Manufacturing - 3.20%
60,000	AgroFresh Solutions, Inc. (a)	118,800
20,000	Alimera Sciences, Inc. (a)	90,400
24,000	Aridis Pharmaceuticals, Inc. (a)	43,440
40,000	ProPhase Labs, Inc.	289,600
		542,240
	Computer & Electronic Product Manufacturing - 3.28%
200,000	Dynatronics Corp. (a)	165,300
50,000	PC-Tel, Inc.	263,000
700,000	Singing Machine Co., Inc. (a)(b)	126,000
		554,300
	Computer and Electronic Product Manufacturing - 6.66%
20,000	Airgain, Inc. (a)	191,000
75,000	BK Technologies Corp.	175,500
22,500	Luna Innovations, Inc. (a)	164,025
55,000	One Stop Systems, Inc. (a)	243,650
65,000	Orbital Energy Group, Inc. (a)	109,850
10,000	Quipt Home Medical Corp. - ADR (a)(d)	52,600
21,000	TransAct Technologies, Inc. (a)	188,790
		1,125,415
	Computers & Electronics - 2.21%
18,000	Napco Security Technologies, Inc. (a)	374,220
		374,220

	Construction & Engineering - 0.99%
15,000	Gencor Industries, Inc. (a)	167,700
		167,700
	Consumer Goods - 3.05%
25,000	Jerash Holdings US, Inc.	155,000
12,000	Natural Alternatives International, Inc. (a)	157,140
10,000	Turtle Beach Corp. (a)	203,200
		515,340
	Consumer Services - 1.91%
60,000	DHI Group, Inc. (a)	322,800
		322,800
	Diversified Financials - 0.75%
20,000	Safeguard Scientifics, Inc. (a)	127,600
		127,600
	Educational Services - 1.64%
45,000	VirTra, Inc. (a)	277,650
		277,650
	Electronic Equipment & Instruments - 2.65%
17,000	Identiv, Inc. (a)	328,440
30,000	Iteris, Inc. (a)	119,400
		447,840
	Environmental Services - 2.73%
75,000	Quest Resource Holding Corp. (a)	461,250
		461,250
	Fabricated Metal Product Manufacturing - 1.34%
9,500	Eastern Co.	226,765
		226,765
	Financial Services - 2.70%
16,500	Hennessy Advisors, Inc.	171,188
17,000	Silvercrest Asset Management Group, Inc. - Class A	285,600
		456,788
	Leisure - 2.96%
20,000	Century Casinos, Inc. (a)	199,000
80,000	Galaxy Gaming, Inc. (a)	302,400
		501,400
	Machinery Manufacturing - 1.33%
15,000	CANTALOUPE, Inc. (a)	126,000
60,000	TechPrecision Corp. (a)	99,600
		225,600
	Medical Supplies & Services - 4.27%
30,000	Biomerica, Inc. (a)	127,800
120,000	Check Cap, Ltd. - ADR (a)(d)	68,388
7,500	Lakeland Industries, Inc. (a)	157,650
25,586	Sensus Healthcare, Inc. (a)	197,268
16,211	Taylor Devices, Inc. (a)	171,837
		722,943

	Merchant Wholesalers, Durable Goods - 2.56%
7,000	A-Mark Precious Metals, Inc.	433,300
		433,300
	Merchant Wholesalers, Nondurable Goods - 0.43%
10,000	Educational Development Corp.	72,600
		72,600
	Miscellaneous Manufacturing - 2.75%
78,125	INVO BioScience, Inc. (a)	248,437
30,000	Myomo, Inc. (a)	216,000
		464,437
	Miscellaneous Store Retailers - 0.67%
50,000	Better Choice Co, Inc. (a)	114,500
		114,500
	Motor Vehicle and Parts Dealers - 0.70%
25,000	Vision Marine Technologies, Inc. - (a)(d)	118,000
		118,000
	Oil & Gas Services - 0.94%
140,010	Profire Energy, Inc. (a)	158,211
		158,211
	Pharmaceuticals - 1.93%
40,000	ImmuCell Corp. (a)	326,000
		326,000
	Primary Metal Manufacturing - 1.28%
38,000	Ampco-Pittsburgh Corp. (a)	216,980
		216,980
	Professional, Scientific, and Technical Services - 4.36%
14,635	Bowman Consulting Group, Ltd. (a)	288,309
14,000	Perion Network Ltd. - ADR (a)(d)	287,000
75,000	Research Solutions Inc/CA (a)	162,000
		737,309
	Publishing Industries (except Internet) - 0.71%
60,000	FalconStor Software, Inc. (a)(b)	120,000
		120,000
	Real Estate - 1.10%
13,000	Fathom Holdings, Inc. (a)	185,900
		185,900
	Real Estate Investment Trusts - 3.94%
10,950	Chicago Atlantic Real Estate Finance, Inc.	208,050
45,000	Global Self Storage, Inc.	276,750
32,500	Sachem Capital Corp.	180,700
		665,500
	Semiconductor Related Products - 2.26%
22,500	AXT, Inc. (a)	168,525
20,000	inTEST Corp. (a)	213,000
		381,525
	Software - 2.31%
30,000	Asure Software, Inc. (a)	217,500
45,000	NetSol Technologies, Inc. (a)	174,150
		391,650
	Specialty Manufacturing - 4.00%
45,000	Data I/O Corp. (a)	225,000
29,000	Gulf Island Fabrication, Inc. (a)	114,550
4,750	UFP Technologies, Inc. (a)	337,060
		676,610

	Telecommunications - 1.84%
50,000	Data Storage Corp. (a)	150,500
167,383	Mobivity Holdings Corp. (a)	161,022
		311,522
	Textile Product Mills - 0.99%
40,000	Dixie Group, Inc. (a)	167,200
		167,200
	Utilities - 1.82%
20,000	Global Water Resources, Inc.	307,200
		307,200
	Wholesale Electronic Markets and Agents and Brokers - 2.27%
49,430	DecisionPoint Systems, Inc. (a)	383,079
		383,079

	TOTAL COMMON STOCKS (Cost $12,366,970)	$16,720,470

Contracts	WARRANTS - 0.06%
	Medical Supplies & Services - 0.00%
250,000	Titan Medical, Inc.
	Expiration: 08/10/2023, Exercise Price $3.20 (a)(b)	$0
	Primary Metal Manufacturing - 0.06%
15,000	Ampco-Pittsburgh Corp.
	Expiration: 08/01/2025, Exercise Price $5.75 (a)	10,350

	TOTAL WARRANTS (Cost $85,000)	$10,350

Shares	SHORT-TERM INVESTMENTS - 0.88%	Value
	Money Market Funds - 0.88%
148,647	First American Government Obligations Fund, Class X, 0.03% (c)	$148,647

	TOTAL SHORT-TERM INVESTMENTS (Cost $148,647)	$148,647

	Total Investments (Cost $12,600,617) - 99.82%	$16,879,467
	Other Assets in Excess of Liabilities - 0.18%	30,130
	TOTAL NET ASSETS - 100.00%	$16,909,597

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	These securities are deemed to be illiquid. These securities represent $246,000 of value or 1.45% of net assets.
(c)	The rate shown is the seven-day yield as of January 31, 2022.
(d)	Foreign issued security.